Other Liabilities, Provisions and Contingencies - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 5,500	$ 7,983
Tax [member]
Disclosure of other provisions [line items]
Provisions	2,287	4,696
Labor [member]
Disclosure of other provisions [line items]
Provisions	2,169	2,222
Legal [member]
Disclosure of other provisions [line items]
Provisions	$ 1,044	$ 1,065